REDEEMABLE NON-CONTROLLING INTERESTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Nov. 07, 2019	Jul. 03, 2019	Jun. 30, 2020
ABC Technologies B.V. [Member] | Series A Preferred Stock [Member]
IPO, possible proceeds			$ 75,000
Subscripition price, minimum percentage of initial subscription price			150.00%
Conversion basis			1:1
ABC Technologies B.V. [Member] | Investor [Member] | Series A Preferred Stock [Member]
Number of stock issued		3,000,000
Value of preferred shares issued	$ 20,000	$ 60,000
Subscription price of preferred shares represents percentage of outstanding share capital	7.401%	24.00%
Subscription price of preferred shares represents percentage of fully-diluted share captial	7.143%	23.077%
Transaction costs	$ 1,513	$ 4,540
Shares issued	1,000,000
Fair value of investment	$ 19,537
ABC Technologies B.V. [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Shares issued	23,622
Fair value of investment	$ 461
TPG [Member] | Investor [Member] | Series A-1 Preferred Stock [Member]
Holdings, percentage of outstanding share capital	23.077%
Number of Preferred shares subscribed	307,087
Nominal value per share	$ 0.001